UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Symons Capital Management, Inc.
Address: 250 Mt. Lebanon Blvd., Suite 301
Pittsburgh, PA 15234

13F File Number: 28-07040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Colin Symons
Title:  Chief Investment Officer
Phone:  412-344-7690

Signature,  Place, and Date of Signing:
Colin Symons  Pittsburgh, PA  August 10, 2006

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  50
Form 13F Information Table Value Total:  $186,946
List of Other Included Managers:
No. 13F File Number  Name

    FORM 13F INFORMATION TABLE

                                              VALUE     SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING    AUTHORITY
 NAME OF ISSUER    TITLE OF CLASS CUSIP      (x$1000) PRN AMT    PRN CALL  DSCRETN  MANAGERS  SOLE      SHARED    NONE
-------------------------------------------------------------  ---- ----------     -------   ------    -----     -----
AKAMAI TECHNOLOGIES   COM     002346104     2852      78810    SH           SOLE             69170              9640
AMERISTAR CASINOS     COM     03070Q101     1205      61960    SH           SOLE             55640              6320
AMGEN INC             COM     031162100     6589      101010   SH           SOLE             97550              3460
ANHEUSER BUSCH        COM     035229103     4614      101205   SH           SOLE             97555              3650
BARRICK GOLD          ADR     067901108     6786      229250   SH           SOLE             221319             7931
BORDERS GROUP         COM     099709107     6144      332845   SH           SOLE             322870             9975
BOSTON SCIENTIFIC     COM     101137107     846       50427    SH           SOLE             45699              4728
BRISTOL-MEYERS SQUIBB COM     110122108     6628      256321   SH           SOLE             246341             9980
CADBURY SCHWEPPES     ADR     127209302     1857      47845    SH           SOLE             42285              5560
CHESAPEAKE ENERGY     COM     165167107     1391      45968    SH           SOLE             41318              4650
CIMAREX ENERGY        COM     171798101     1937      45050    SH           SOLE             40230              4820
CITADEL BROADCASTING  COM     17285T106     1159      130270   SH           SOLE             116970             13300
CLEAR CHANNEL         COM     184502102     5472      176798   SH           SOLE             169748             7050
COMCAST CORP          COM     20030N101     1661      50725    SH           SOLE             45195              5530
CORN PRODUCTS         COM     219023108     8532      278825   SH           SOLE             269495             9330
DEVON ENERGY          ADR     25179M103     5298      87705    SH           SOLE             84705              3000
EASTMAN KODAK         COM     277461109     5206      218933   SH           SOLE             210203             8730
ENERGY PARTNERS       COM     29270U105     4769      251680   SH           SOLE             244595             7085
FORTUNE BRANDS        COM     349631101     1273      17924    SH           SOLE             16074              1850
FREDDIE MAC           COM     313400301     4963      87050    SH           SOLE             84060              2990
FRESH DEL MONTE       COM     G36738105     4110      237960   SH           SOLE             228980             8980
GENERAL MILLS         COM     370334104     7498      145132   SH           SOLE             139507             5625
HARMONY GLD           ADR     413216300     2049      125775   SH           SOLE             110360             15415
HASBRO INC            COM     418056107     7973      440245   SH           SOLE             426825             13420
HERSHEY COMPANY       COM     427866108     7021      127490   SH           SOLE             122910             4580
INVITROGEN CORP       COM     46185R100     1884      28510    SH           SOLE             25490              3020
JDS UNIPHASE CORP     COM     46612J101     546       215675   SH           SOLE             179525             36150
JETBLUE AIRWAYS       COM     477143101     1367      112600   SH           SOLE             106075             6525
KIMBERLY CLARK        COM     494368103     1700      27560    SH           SOLE             24430              3130
KING PHARMA           COM     495582108     5200      305865   SH           SOLE             294305             11560
KRAFT FOODS           COM     50075N104     8119      262750   SH           SOLE             253080             9670
LONE STAR TECHOLOGIES COM     542312103     2254      41720    SH           SOLE             36140              5580
MARVELL TECH          COM     G5876H105     1178      26580    SH           SOLE             23950              2630
MATTEL INC            COM     577081102     1661      100630   SH           SOLE             92430              8200
MC DONALDS CORP       COM     580135101     1894      56375    SH           SOLE             49675              6700
MERCK & CO            COM     589331107     266       7300     SH           SOLE             7300               0
MICROSOFT CORP        COM     594918104     7193      308723   SH           SOLE             298453             10270
NABORS INDUSTRIES     COM     629568106     1871      55360    SH           SOLE             49710              5650
NEWELL RUBBERMAID     COM     651229106     4734      183263   SH           SOLE             177063             6200
PEPSICO INC           COM     713448108     1539      25634    SH           SOLE             21974              3660
PFIZER INC            COM     717081103     2094      89205    SH           SOLE             80905              8300
SARA LEE CORP         COM     803111103     5802      362180   SH           SOLE             349480             12700
SCHOLASTIC CORP       COM     807066105     1562      60160    SH           SOLE             54740              5420
SMITHFIELD FOODS INC  COM     832248108     6371      221000   SH           SOLE             212720             8280
SYMANTEC CORP         COM     871503108     1652      106309   SH           SOLE             97514              8795
TAKE TWO              COM     874054109     1011      93430    SH           SOLE             83900              9530
TELECOM NZ            ADR     879278208     4215      211920   SH           SOLE             204680             7240
TIME WARNER INC       COM     887317105     6310      364733   SH           SOLE             352688             12045
URS CORP              COM     903236107     7241      172410   SH           SOLE             166630             5780
WHOLE FOODS           COM     988498101     1449      22410    SH           SOLE             20180              2230